PROPERTY, PLANT AND EQUIPMENT	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

4.	PROPERTY, PLANT AND EQUIPMENT

	Computer Equipment	Furniture	Leasehold Improvement	Furnace & Plant Equipment	Vehicle	Total
	$	$	$	$	$	$

Cost
Balance, October 31, 2020	32,318	38,916	7,610	28,413	–	107,257
Additions	77,955	11,510	129,257	2,278,205	–	2,496,927
Write-off of equipment	(4,245)	–	–	–	–	(4,245)
Foreign exchange effect	3,601	3,116	2,614	38,108	–	47,439
Balance, October 31, 2021	109,629	53,542	139,481	2,344,726	–	2,647,378
Additions	7,008	2,171	107,014	1,456,591	29,215	1,601,999
Foreign exchange effect	–	(288)	(5,306)	(70,509)	(302)	(76,405)
Balance, April 30, 2022	116,637	55,425	241,189	3,730,808	28,913	4,172,972

Accumulated Depreciation
Balance, October 31, 2020	14,677	8,326	4,818	–	–	27,821
Depreciation expense	13,907	7,443	8,827	13,971	–	44,148
Write-off of equipment	(2,057)	–	–	–	–	(2,057)
Foreign exchange effect	1,294	745	502	221	–	2,762
Balance, October 31, 2021	27,821	16,514	14,147	14,192	–	72,674
Depreciation expense	18,236	3,833	15,217	83,755	2,920	123,961
Foreign exchange effect	–	(48)	(404)	(801)	(29)	(1,282)
Balance, April 30, 2022	46,057	20,299	28,960	97,146	2,891	195,353

Net Book Value
Balance, October 31, 2020	17,641	30,590	2,792	28,413	–	79,436
Balance, October 31, 2021	81,808	37,028	125,334	2,330,534	–	2,574,704
Balance, April 30, 2022	70,580	35,126	212,229	3,633,662	26,022	3,977,619

5.	PROPERTY, PLANT AND EQUIPMENT

	Computer Equipment	Furniture	Leasehold Improvement	Furnace & Plant Equipment	Total
	$	$	$	$	$

Cost
Balance, October 31, 2019	22,632	33,584	5,850	27,897	89,963
Additions	9,852	5,672	1,810	838	18,172
Foreign exchange effect	(166)	(340)	(50)	(322)	(878)
Balance, October 31, 2020	32,318	38,916	7,610	28,413	107,257
Additions	77,955	11,510	129,257	2,278,205	2,496,927
Write-off of equipment	(4,245)	–	–	–	(4,245)
Foreign exchange effect	3,601	3,116	2,614	38,108	47,439
Balance, October 31, 2021	109,629	53,542	139,481	2,344,726	2,647,378

Accumulated Depreciation
Balance, October 31, 2019	3,184	1,679	1,950	–	6,813
Depreciation expense	11,412	6,598	2,861	–	20,871
Foreign exchange effect	81	49	7	–	137
Balance, October 31, 2020	14,677	8,326	4,818	–	27,821
Depreciation expense	13,907	7,443	8,827	13,971	44,148
Write-off of equipment	(2,057)	–	–	–	(2,057)
Foreign exchange effect	1,294	745	502	221	2,762
Balance, October 31, 2021	27,821	16,514	14,147	14,192	72,674

Net Book Value
Balance, October 31, 2020	17,641	30,590	2,792	28,413	79,436
Balance, October 31, 2021	81,808	37,028	125,334	2,330,534	2,574,704

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated